Related Party Transactions	12 Months Ended
Mar. 31, 2020
Notes to Financial Statements
Related Party Transactions

11 – RELATED PARTY TRANSACTIONS

No remuneration has been recorded in these consolidated financial statements for the services of the Chief Executive Officer (CEO) for the fiscal years 2020, 2019 and 2018 except for the 11,000 post-consolidation shares of common stock, valued at $58, issued through the fiscal year 2018. The CEO is also a director and the controlling shareholder.

A director of the Company is a director and principal owner of a company that provides computing and hosting services to ZIM. During the fiscal year ending March 31, 2020, the Company paid $52,660 for these services (March 31, 2019 - $59,829, March 31, 2018 - $21,984). At March 31, 2020, included in accounts payable is $5,683 connected to these services as compared to $7,366 at March 31, 2019. From April 1, 2020 to May 31, 2020, the Company paid $3,918 for these services.

An officer of the Company is the principal owner of a company that provides finance, accounting and bookkeeping services to ZIM. During the fiscal year ending March 31, 2020 the Company paid $17,778 for these services (March 31, 2019 - $12,821, March 31, 2018 - $12,178). At March 31, 2020, included in accounts payable is $1,919 connected to these services as compared to $2,854 at March 31, 2019. From April 1, 2020 to May 31, 2020, the Company paid $1,450 for these services.

On June 5, 2020, ZIM Corporation announced the sale of its database technology business as part of management’s plan to focus the business on its biomedical subsidiary NuvoBio. The database assets include all of the Software, Consulting and Maintenance segment and have been purchased by members of Zim Corporation’s staff and will operate under the name Zim Databases Canada Inc. The purchase price of $84,584 ($120,000 Canadian dollars) is to be paid in 5 equal payments over a 5-year period on the anniversary date of the agreement.